Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Derivative [Line Items]
Restricted cash and short-term deposits, carrying value	$ 136,535	$ 188,289
Interest Rate Swap
Derivative [Line Items]
Restricted cash and short-term deposits, carrying value	$ 11,002	$ 0